NOTE 26 - Operating segments: Schedule of Entity wide disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Entity wide disclosures	Entity wide disclosures
	External revenue by location For the year ended December 31,

	2024	2023
Israel	2,177	1,813
North America	23,011	10,859
	25,188	12,672